EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated July 29, 2015 to the Prospectus of Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund, each a series of Blackstone Alternative Investment Funds, dated July 29, 2015, filed with the Securities and Exchange Commission on August 3, 2015 under Rule 497 (SEC Accession No. (0001193125-15-275021).